Revenue (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 200,365	£ 168,252
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	99,148	89,070
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56,593	41,720
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,624	37,462
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	85,226	76,524
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58,391	47,177
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52,197	40,910
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 4,551	£ 3,641